Fair value measurements (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Jun. 30, 2007
Assets
Derivative financial instruments	€ 126,351,000		€ 96,180,000
Liabilities
Long-term debt	736,368,000		710,060,000
Derivative financial instruments	40,359,000		34,898,000
Fair value measurements (Textual) [Abstract]
Assets measured at fair value on a recurring basis using significant unobservable inputs	0
Liabilities measured at fair value on a recurring basis using significant unobservable inputs	0
Impairment charges on property, plant and equipment	12,272,000		8,563,000		15,900,000
Impairment charges of goodwill	0		0
Impairment charges of other intangible assets	0
Principal amount	600,000,000		600,000,000			600,000,000
Estimated fair value of machinery and equipment and furniture, fixture and other equipment	1,900,000
Recurring [Member]
Assets
Derivative financial instruments	126,351,000	[1]	96,180,000	[1]
Money market funds	369,238,000	[2]	203,922,000	[2]
Total	495,589,000		300,102,000
Liabilities
Long-term debt	736,368,000	[3]	710,060,000	[3]
Derivative financial instruments	40,359,000	[1]	34,898,000	[1]
Total	776,727,000		744,958,000
Recurring [Member] | Level 1 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Money market funds	369,238,000	[2]	203,922,000	[2]
Total	369,238,000		203,922,000
Liabilities
Long-term debt	0	[3]	0	[3]
Derivative financial instruments	0	[1]	0	[1]
Total	0		0
Recurring [Member] | Level 2 [Member]
Assets
Derivative financial instruments	126,351,000	[1]	96,180,000	[1]
Money market funds	0	[2]	0	[2]
Total	126,351,000		96,180,000
Liabilities
Long-term debt	736,368,000	[3]	710,060,000	[3]
Derivative financial instruments	40,359,000	[1]	34,898,000	[1]
Total	776,727,000		744,958,000
Recurring [Member] | Level 3 [Member]
Assets
Derivative financial instruments	0	[1]	0	[1]
Money market funds	0	[2]	0	[2]
Total	0		0
Liabilities
Long-term debt	0	[3]	0	[3]
Derivative financial instruments	0	[1]	0	[1]
Total	€ 0		€ 0

[1]	Derivative financial instruments consist of forward contracts and interest rate swaps. See Note 3
[2]	Money market funds are part of the Company's cash and cash equivalents
[3]	Long-term debt mainly relates to the company's EUR 600.0 million Eurobond and excludes accrued interest. For further details see Note 14.